Retained Earnings	12 Months Ended
Dec. 31, 2021
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Retained Earnings
23.	Retained Earnings
Details of retained earnings as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Legal reserve 1	￦	782,249	￦	782,756
Voluntary reserves 2		4,651,362		4,651,362
Unappropriated retained earnings		6,721,809		7,853,272

Total	￦	12,155,420	￦	13,287,390

1
The Commercial Code of the Republic of Korea requires the Controlling Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends, but may be transferred to share capital with the approval of the Controlling Company’s Board of Directors or used to reduce accumulated deficit, if any, with the ratification of the Controlling Company’s majority shareholders.

2
The provision of research and development of human resources is separately accumulated with tax reserve fund during earned surplus disposal by Tax Reduction and Exemption Control Act of Korea. Reversal of this provision can be paid out as dividends according to related tax law.